Schedule I - Investments	9 Months Ended
Sep. 30, 2024
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Investments

Type of investment	Amortized Cost or Cost	Fair Value	Amount at which shown in the Balance Sheet
Fixed income maturities
U.S. government	$1,473.6	$1,448.1	$1,448.1
U.S. agency	7.5	7.2	7.2
Municipal	136.9	131.2	131.2
Corporate	2,229.9	2,130.8	2,130.8
High yield loans	90.8	92.1	92.1
Non-U.S. government-backed corporate	115.1	109.0	109.0
Non-U.S. government	315.7	308.6	308.6
Asset-backed	936.0	908.2	908.2
Non-agency commercial mortgage-backed	6.6	5.8	5.8
Agency mortgage-backed	544.9	467.3	467.3
Total fixed income securities	$5,857.0	$5,608.3	$5,608.3
Short term investments	$95.7	$95.7	$95.7
Catastrophe bonds	$1.6	$1.6	$1.6
Privately held investments (1)	$509.6	$437.1	$489.9
Investments, equity method		$7.6	$7.6
Other investments at fair value (2)		$169.6	$209.3
Total investments		$6,319.8	$6,412.4
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(1)Privately-held investments excludes related party investments totaling $112.4 million.
(2)Other investments excludes related party investments of $23.9 million in Apollo Real Estate Fund and $15.9 million in Apollo Origination Partnership.